Borrowings and debt (Details 2) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings	$ 477,010	$ 723,419
Total long-term debt	1,116,033	802,676
Total long-term borrowings and debt	1,593,043	1,526,095
Less: Prepaid commission	(7,707)	(3,362)
Total long-term borrowings and debt, net	1,585,336	1,522,733
US Dollar [Member]
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings and debt	910,296	1,097,611
Mexican Peso [Member]
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings and debt	509,687	280,105
Euros Member [Member]
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings and debt	101,469	59,465
Japanese Yen [Member]
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings and debt	71,591	67,831
Australian Dollar [Member]
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings and debt	0	21,083
Fixed interest rate [member]
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings	68,190	65,435
Total long-term debt	$ 784,006	$ 502,880
Fixed interest rate [member] | Long Term Borrowings And Debt [Member] | Euros Member [Member]
Disclosure of long-term borrowings [Line Items]
Debt interest rate		3.75%
Fixed interest rate [member] | Long Term Borrowings And Debt [Member] | Japanese Yen [Member]
Disclosure of long-term borrowings [Line Items]
Debt interest rate	0.52%	0.52%
Fixed interest rate [member] | Long Term Borrowings And Debt [Member] | Australian Dollar [Member]
Disclosure of long-term borrowings [Line Items]
Debt interest rate	0.00%	3.33%
Floating interest rate [member]
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings	$ 408,820	$ 657,984
Total long-term debt	$ 332,027	$ 299,796
Minimum | Fixed interest rate [member] | Long Term Borrowings And Debt [Member] | US Dollar [Member]
Disclosure of long-term borrowings [Line Items]
Borrowing and debt interest rate	2.04%	2.56%
Minimum | Fixed interest rate [member] | Long Term Borrowings And Debt [Member] | Mexican Peso [Member]
Disclosure of long-term borrowings [Line Items]
Borrowings, interest rate	6.77%	5.73%
Minimum | Fixed interest rate [member] | Long Term Borrowings And Debt [Member] | Euros Member [Member]
Disclosure of long-term borrowings [Line Items]
Debt interest rate	0.90%
Minimum | Floating interest rate [member] | US Dollar [Member]
Disclosure of long-term borrowings [Line Items]
Borrowing and debt interest rate	1.16%	2.46%
Minimum | Floating interest rate [member] | Mexican Peso [Member]
Disclosure of long-term borrowings [Line Items]
Borrowing and debt interest rate	4.87%	8.14%
Maximum | Fixed interest rate [member] | Long Term Borrowings And Debt [Member] | US Dollar [Member]
Disclosure of long-term borrowings [Line Items]
Borrowing and debt interest rate	3.05%	3.25%
Maximum | Fixed interest rate [member] | Long Term Borrowings And Debt [Member] | Mexican Peso [Member]
Disclosure of long-term borrowings [Line Items]
Borrowings, interest rate	9.09%	9.09%
Maximum | Fixed interest rate [member] | Long Term Borrowings And Debt [Member] | Euros Member [Member]
Disclosure of long-term borrowings [Line Items]
Debt interest rate	3.75%
Maximum | Floating interest rate [member] | US Dollar [Member]
Disclosure of long-term borrowings [Line Items]
Borrowing and debt interest rate	1.85%	3.36%
Maximum | Floating interest rate [member] | Mexican Peso [Member]
Disclosure of long-term borrowings [Line Items]
Borrowing and debt interest rate	5.74%	9.13%